Changes in Accounting Policies - Summary of Impacts of Adopting IFRS 15 and 9 on Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Accounts receivable - trade, net	₩ 2,008,640	₩ 2,108,743	₩ 2,126,007
Accounts receivable - other, net	937,837	1,260,736	1,260,835
Prepaid expenses	1,769,559	1,892,750	197,046
Contract assets	90,072	112,690
Others		2,617,911	2,617,911
Non-CurrentAssets:
Long-term investment securities	664,726	1,110,316	887,007
Long-term prepaid expenses	895,272	784,227	90,834
Long-term contract assets	43,821	30,363
Deferred tax assets	92,465	83,274	88,132
Long-term derivative financial assets	55,444	30,956	253,213
Others		25,907,684	25,907,684
Total Assets	42,369,111	35,939,650	33,428,669
Current Liabilities:
Provisions	87,993	51,842	52,057
Contract liabilities	140,711	114,284
Receipts in advance			161,266
Unearned revenue			175,732
Withholdings	1,353,663	1,196,915	961,501
Others		5,758,567	5,758,567
Non-CurrentLiabilities:
Long-term contract liabilities	43,102	19,100
Long-term unearned revenue			7,052
Other non-currentliabilities	58,122	43,175	44,094
Deferred tax liabilities	2,269,792	1,574,789	978,693
Others		7,260,512	7,260,512
Total Liabilities	20,019,861	16,019,184	15,399,474
Share capital	44,639	44,639	44,639
Capital surplus and others		196,281	196,281
Retained earnings	22,144,541	19,796,021	17,835,946
Reserves	(373,442)	(303,531)	(234,727)	₩ (226,183)
Non-controllinginterests	(121,572)	187,056	187,056
Total Shareholders' Equity	22,349,250	19,920,466	18,029,195	₩ 16,116,430	₩ 15,374,096
Total Liabilities and Shareholders' Equity	₩ 42,369,111	35,939,650	33,428,669
Increase (decrease) due to application of IFRS 15 [member]
Current Assets:
Accounts receivable - trade, net		(4,314)
Prepaid expenses		1,695,704
Contract assets		112,690
Non-CurrentAssets:
Long-term prepaid expenses		693,393
Long-term contract assets		30,363
Deferred tax assets		(4,858)
Total Assets		2,522,978
Current Liabilities:
Provisions		(215)
Contract liabilities		114,284
Receipts in advance		(161,266)
Unearned revenue		(175,732)
Withholdings		235,414
Non-CurrentLiabilities:
Long-term contract liabilities		19,100
Long-term unearned revenue		(7,052)
Other non-currentliabilities		(919)
Deferred tax liabilities		599,315
Total Liabilities		622,929
Retained earnings		1,900,049
Reserves			(68,804)
Total Shareholders' Equity		1,900,049	1,900,049
Total Liabilities and Shareholders' Equity		2,522,978
Increase (decrease) due to application of IFRS 9 [member]
Current Assets:
Accounts receivable - trade, net		(12,950)
Accounts receivable - other, net		(99)
Non-CurrentAssets:
Long-term investment securities		223,309
Long-term derivative financial assets		(222,257)
Total Assets		(11,997)
Non-CurrentLiabilities:
Deferred tax liabilities		(3,219)
Total Liabilities		(3,219)
Retained earnings		60,026
Reserves		(68,804)
Total Shareholders' Equity		(8,778)	₩ (8,778)
Total Liabilities and Shareholders' Equity		₩ (11,997)